Victory Funds

Victory High Income Municipal Bond Fund

Victory Tax-Exempt Fund

(each, a "Fund")

Supplement dated March 2, 2021

to the Prospectus dated May 1, 2020 ("Prospectus"), as supplemented

1.Effective March 2, 2021, references in the Prospectus to John C. Bonnell as a portfolio manager for each Fund are removed. Lauren Spalten is added as a portfolio manager for each Fund.

2.The table under INVESTMENT TEAM of each Fund's summary section is amended to include Ms. Spalten as follows:

	Title	Tenure with the Fund
Lauren Spalten	Portfolio Manager	Since March 2021

3.Under the section titled PORTFOLIO MANAGEMENT that begins on page 43 of the Prospectus, the following disclosure is added:

Lauren Spalten is a Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has managed the Funds since March 2021. In 2018, Ms. Spalten joined USAA

Investments, which was acquired by the Adviser's parent company in 2019, as a Municipal Analyst covering the Southeast region. Prior to joining USAA, Lauren was an Associate Director at Standard & Poor's (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Lauren has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory High Income Municipal Bond Fund

(Member Class)

Supplement dated March 2, 2021

to the Prospectus dated June 10, 2020 ("Prospectus")

1.Effective March 2, 2021, references in the Prospectus to John C. Bonnell as a portfolio manager for the Fund are removed. Lauren Spalten is added as a portfolio manager for the Fund.

2.The table under INVESTMENT TEAM of the Fund's summary section is amended to include Ms. Spalten as follows:

	Title	Tenure with the Fund
Lauren Spalten	Portfolio Manager	Since March 2021

3.Under the section titled PORTFOLIO MANAGEMENT that begins on page 23 of the Prospectus, the following disclosure is added:

Lauren Spalten is a Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has managed the Funds since March 2021. In 2018, Ms. Spalten joined USAA

Investments, which was acquired by the Adviser's parent company in 2019, as a Municipal Analyst covering the Southeast region. Prior to joining USAA, Lauren was an Associate Director at Standard & Poor's (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Lauren has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory High Income Municipal Bond Fund

Victory Tax-Exempt Fund

(each, a "Fund")

Supplement dated March 2, 2021

to the Statement of Additional Information dated May 1, 2020, as supplemented ("SAI")

1.Effective March 2, 2021, John C. Bonnell will no longer be a Portfolio Manager of Funds. References to John C. Bonnell as a portfolio manager are hereby removed from the SAI. Lauren Spalten will be added as a Portfolio Manager of the Funds.

2.Ms. Spalten's information is added to the "Portfolio Managers" section on page 63 of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts:	Investment	Investment	Accounts:
Manager	Companies:	Vehicles:	# of Accts/	Companies:	Vehicles:	# of Accts/
	# of Accts/	# of Accts/	Total Assets	# of Accts/	# of Accts/	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Lauren	0/$0	0/$0	0/$0	0/$0	0/$0	0/$0
Spalten

3.Ms. Spalten's information is added to the "Fund Ownership" section on page 65 of the SAI to reflect the following:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially
Owned as of December 31, 2020
Lauren Spalten	Victory High Income Municipal Bond Fund	None
	Victory Tax Exempt Fund	None

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory High Income Municipal Bond Fund

(Member Class)

Supplement dated March 2, 2021

to the Statement of Additional Information dated June 10, 2020, as supplemented ("SAI")

1.Effective March 2, 2021, John C. Bonnell will no longer be a Portfolio Manager of the Fund. References to John C. Bonnell as a portfolio manager are hereby removed from the SAI. Lauren Spalten will be added as a Portfolio Manager of the Fund.

2.Ms. Spalten's information is added to the "Portfolio Managers" section on page 58 of the SAI to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts:	Investment	Investment	Accounts:
Manager	Companies:	Vehicles:	# of Accts/	Companies:	Vehicles:	# of Accts/
	# of Accts/	# of Accts/	Total Assets	# of Accts/	# of Accts/	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Lauren	0/$0	0/$0	0/$0	0/$0	0/$0	0/$0
Spalten

3.Ms. Spalten's information is added to the "Fund Ownership" section on page 59 of the SAI to reflect the following:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially
Owned as of December 31, 2020
Lauren Spalten	Victory High Income Municipal Bond Fund	None

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.